Trade and Other Payables and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Trade and Other Payables And Other Current Liabilities Abstract
Provision for penalty claims	$ 11,800	$ 14,600